Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	$ 28,715,543	$ 28,620,423
Less: Allowance for credit losses	(11,434,431)	(7,133,370)
Accounts receivable, net	$ 17,281,112	$ 21,487,053